Insurance Contract Receivables and Payables	12 Months Ended
Dec. 31, 2024
Insurance Contract Receivables and Payables
Insurance Contract Receivables and Payables
11.	Insurance Contract Receivables and Payables

Insurance contract receivables were comprised as follows:

	December 31,	December 31,
	2024	2023
Insurance premiums receivable from agents, brokers and other intermediaries	428.8	615.9
Insurance contract receivables from third party administrators and other	351.6	310.2
	780.4	926.1

Current	761.3	685.3
Non-current	19.1	240.8
	780.4	926.1

Insurance contract payables were comprised as follows:

	December 31,	December 31,
	2024	2023
Payable to agents and brokers	199.5	374.2
Investment contracts associated with life insurance products(1)	577.3	626.5
Other insurance contract payables	146.2	206.2
	923.0	1,206.9

Current	337.1	518.4
Non-current	585.9	688.5
	923.0	1,206.9
(1)

Contracts issued by the company’s life insurance operations which do not transfer significant insurance risk, but do transfer financial risk from the policyholder to the company, representing a financial liability.